Pension And Other Postretirement Benefits (Schedule Of Other Changes In Pension Benefit Obligations Recognized In Other Comprehensive Income) (Details) (Pension Benefits [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Current year actuarial loss	$ (3,087,264)	$ 2,345,135	$ 3,299,366
Amortization of actuarial loss	(1,333,634)	(1,234,594)	(912,989)
Amortization of prior service cost	(99,728)	(108,763)	(109,978)
Total recognized in other comprehensive income	(4,520,626)	1,001,778	2,276,399
Less: Deferred tax	(1,810,000)	400,000	910,000
Minimum pension liability, net of deferrred tax	$ (2,710,626)	$ 601,778	$ 1,366,399